Basic and diluted earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and diluted earnings (loss) per share
Schedule of basic and diluted earnings (loss) per share

	For the Years Ended December 31,
	2022	2023	2024
Basic earnings (loss) per share calculation
Numerator:
Net income (loss)	69,884	(414,153)	(249,752)
Denominator:
Weighted-average ordinary shares outstanding	2,560,106,403	2,579,202,596	4,072,386,826
Basic earnings (loss) per Class A and Class B ordinary share (US$ cent per share)	2.73	(16.06)	(6.13)

	For the Years Ended December 31,
	2022	2023	2024
Diluted earnings (loss) per share calculation
Numerator:
Net income (loss)	69,884	(414,153)	(249,752)
Denominator:
Weighted-average ordinary shares outstanding	2,560,106,403	2,579,202,596	4,072,386,826
Add: weighted-average RSUs	17,785,666	—	—
Weighted-average number of shares used in calculating diluted earnings (loss) per Class A and Class B ordinary share	2,577,892,069	2,579,202,596	4,072,386,826
Diluted earnings (loss) per Class A and Class B ordinary share (US$ cent per share)	2.71	(16.06)	(6.13)

Schedule of potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti- dilutive

	For the Year
	Ended December 31,
	2022	2023	2024
RSUs	—	30,741,795	56,321,537
Share options	114,000,000	144,000,000	60,000,000
Convertible preferred shares	—	—	417,588,975